Related Party Transactions (Details) - USD ($)	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Related Party Transaction [Line Items]
Services provided	$ 89,000,000	$ 88,990,000
Payables	$ 2,419,200
Common Class A [Member]
Related Party Transaction [Line Items]
Number of shares issued (in Shares)	582,940
Par value (in Dollars per share)	$ 0.0001
Bitmain [Member]
Related Party Transaction [Line Items]
Par value (in Dollars per share)	$ 4.15
Payables	$ 2,419,200